Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

7. Goodwill

The carrying amount of goodwill by reporting units as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Express Delivery	4,157,111	4,157,111
Freight Forwarding	84,430	—
Total Goodwill	4,241,541	4,157,111

In the annual goodwill impairment assessment, the Company concluded that the carrying amount of freight forwarding report unit exceeded its fair value and recorded impairment losses of RMB84,430 for the year ended December 31, 2025.